ING LOGO AMERICAS US Legal Services

Michael A. Pignatella Counsel (860) 580-2831 Fax: (860) 580-4844 michael.pignatella@us.ing.com

April 30, 2010

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549 Attention: Filing Desk

Re:	ReliaStar Life Insurance Company and its Separate Account N
Prospectus Title: ING AdvantageSM Variable Annuity
File Nos.: 333-100209 and 811-9002
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the form of Prospectus, Prospectus Supplement and Statement of Additional Information contained in Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (“Amendment No. 16”) for Separate Account N of ReliaStar Life Insurance Company that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 16 which was declared effective on April 30, 2010. The text of Amendment No. 16 was filed electronically on April 19, 2010.

If you have any questions regarding this submission, please call the undersigned at 860-580-2831 or Anngharaad S. Reid at 860-580-2835.

Sincerely,

/s/ Michael A. Pignatella Michael A. Pignatella

Windsor Site	ING North America Insurance Corporation
One Orange Way, C1S
Windsor, CT 06095-4774